Dividends	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividends
11.  Dividends
The dividends paid and proposed in respect of each class of share capital are as follows:

	2021 $m	2020 $m	2019 $m
Dividends to shareholders (i)
Equity
Final - paid 93.00c per Ordinary Share (2020: 70.00c; 2019: 59.20c) (ii)	730	537	477
Interim - paid 23.00c per Ordinary Share (2020: 22.00c; 2019: 22.00c) (ii)	179	173	175
Total	909	710	652

Reconciliation to Consolidated Statement of Cash Flows
Dividends to shareholders	909	710	652
Translation adjustment (iii)	(3)	(3)	-
Dividends paid to equity holders of the Company	906	707	652
Dividends paid by subsidiaries to non-controlling interests	32	15	11
Total dividends paid	938	722	663

Dividends proposed (memorandum disclosure)
Equity
Final 2021 - proposed 98.00c per Ordinary Share (2020: 93.00c; 2019: 70.00c) (ii)	751	730	550

(i)
In 2021 the 5% Cumulative Preference Shares paid a dividend of
€
3,175 (2020:
€
3,175; 2019:
€
3,175) and the 7% ‘A’ Cumulative Preference Shares paid a dividend of
€
77,521 (2020:
€
77,521; 2019:
€
77,521).

(ii)	Interim and final dividends per share declared previously in euro have been translated to US Dollar using the dividend record date exchange rate.

(iii)	Translation adjustment arising from US Dollar declared dividends paid in non-US Dollar currencies.